Regulation and Rates Power Cost Adjustment Mechanism (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Plus/Minus $20 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount		$ 20
Plus/Minus $20 million | Customers' Share
Regulation and Rates [Line Items]
Annual Power Cost Variability		0.00%
Plus/Minus $20 million | Company's Share
Regulation and Rates [Line Items]
Annual Power Cost Variability		100.00%
Plus/Minus $20 million - $40 million | Customers' Share
Regulation and Rates [Line Items]
Annual Power Cost Variability		50.00%
Plus/Minus $20 million - $40 million | Company's Share
Regulation and Rates [Line Items]
Annual Power Cost Variability		50.00%
Plus/Minus $40 million - $120 million | Customers' Share
Regulation and Rates [Line Items]
Annual Power Cost Variability		90.00%
Plus/Minus $40 million - $120 million | Company's Share
Regulation and Rates [Line Items]
Annual Power Cost Variability		10.00%
Plus/Minus $120 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount		$ 120
Plus/Minus $120 million | Customers' Share
Regulation and Rates [Line Items]
Annual Power Cost Variability		95.00%
Plus/Minus $120 million | Company's Share
Regulation and Rates [Line Items]
Annual Power Cost Variability		5.00%
Plus/Minus $17 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount	$ 17
Plus/Minus $17 million | Customers' Share | Over Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	0.00%
Plus/Minus $17 million | Customers' Share | Under Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	0.00%
Plus/Minus $17 million | Company's Share | Over Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	100.00%
Plus/Minus $17 million | Company's Share | Under Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	100.00%
Plus/Minus $17 million - $40 million | Customers' Share | Over Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	65.00%
Plus/Minus $17 million - $40 million | Customers' Share | Under Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	50.00%
Plus/Minus $17 million - $40 million | Company's Share | Over Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	35.00%
Plus/Minus $17 million - $40 million | Company's Share | Under Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	50.00%
Plus/Minus $40 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount	$ 40
Plus/Minus $40 million | Customers' Share | Over Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	90.00%
Plus/Minus $40 million | Customers' Share | Under Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	90.00%
Plus/Minus $40 million | Company's Share | Over Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	10.00%
Plus/Minus $40 million | Company's Share | Under Recovery [Member]
Regulation and Rates [Line Items]
Annual Power Cost Variability, Percentage	10.00%
Minimum | Plus/Minus $20 million - $40 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount		$ 20
Minimum | Plus/Minus $40 million - $120 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount		40
Minimum | Plus/Minus $17 million - $40 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount	$ 17
Maximum | Plus/Minus $20 million - $40 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount		40
Maximum | Plus/Minus $40 million - $120 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount		$ 120
Maximum | Plus/Minus $17 million - $40 million
Regulation and Rates [Line Items]
Annual Power Cost Variability, Amount	$ 40